Commitments and Contingencies (Details) - USD ($) $ in Thousands	Apr. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Commitments and Contingencies (Note 6)
Blade Urban Air Mobility [Member]
Commitments and Contingencies (Note 6)		$ 1,300	$ 2,400
Contingencies related to the legal proceedings				0
Blade Urban Air Mobility [Member] | Unfulfilled obligation September 30, 2021
Commitments and Contingencies (Note 6)				181
Blade Urban Air Mobility [Member] | Unfulfilled obligation September 30, 2022
Commitments and Contingencies (Note 6)				$ 2,271
Blade Urban Air Mobility [Member] | Subsequent events
Complaint demands compensatory and consequential damages	$ 13,000